Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Depreciation and amortization		$ 20	$ 140	$ 1,105	$ 276	$ 546	$ 554
Marketing and promotion		82,329	133,597	117,923	265,113	292,522	256,450
Consulting fees		198,345	179,843	745,902	558,316	1,367,273	279,767
Office and administrative		319,839	148,341	528,870	280,800	1,092,576	347,653
Professional fees		284,175	48,706	550,643	91,996	563,242	132,600
Investor relations		46,827	5,987	116,777	97,565	208,326	91,009
Research and development		66,675	34,824	99,108	55,553	104,654	7,410
Foreign exchange (gain) loss		(883)	188	(497)	1,981	5,846	6,130
Travel and entertainment		16,191	4,616	55,411	4,616	28,581	19,385
Total operating expenses		1,013,518	556,242	2,215,242	1,356,216	3,663,566	1,140,958
Other income (expense)
Listing expense							(450,079)
Change in fair value of derivative liabilities			26,864		301,803	369,158	(71,266)
Gain on the termination of intangible assets				129,613
Interest income		36,527	64	65,383	150	12,891	5,564
Interest expense		(2)	(23,597)	(10,476)	(42,769)	(735,197)
Dividend income		3,016		3,016
Other Income
Realized gain (loss) on investments		95,184		(371,494)
Unrealized gain (loss) on investments		299,303		238,899
Net loss from continuing operations		(579,490)	(552,911)	(2,160,301)	(1,097,032)	(4,016,714)	(1,656,739)
Loss from discontinued operations (Note 4)		17,135	(859,580)	(10,509)	(1,712,709)	(2,229,023)	(2,644,778)
Total net loss		(562,355)	(1,412,491)	(2,170,810)	(2,809,741)	(6,245,737)	(4,301,517)
Other comprehensive income (loss)
Currency translation adjustment		(406)	(141)	(885)	1,040	(539)	91
Total comprehensive loss		$ (562,761)	$ (1,412,632)	$ (2,171,695)	$ (2,808,701)	$ (6,246,276)	$ (4,301,426)
Basic and diluted loss per share
Continuing operations, basic (in Dollars per share)		$ (0.466)	$ (42.303)	$ (2.411)	$ (86.215)	$ (50.473)	$ (215.834)
Continuing operations, diluted (in Dollars per share)		(0.466)	(42.303)	(2.411)	(86.215)	(50.473)	(215.834)
Discontinued operations, basic (in Dollars per share)		0.014	(65.765)	(0.012)	(134.601)	(28.009)	(344.552)
Discontinued operations, diluted (in Dollars per share)		$ 0.014	$ (65.765)	$ (0.012)	$ (134.601)	$ (28.009)	$ (344.552)
Weighted average shares outstanding (in Shares)	[1]	1,243,720	13,070	896,149	12,724	79,582	7,676

[1]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations”